                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];     Amendment Number: ___________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter R. Sismondo
Title: Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Peter R. Sismondo           New York, NY    August 9, 2006
------------------------        [City, State]       [Date]
[Signature]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  1
Form 13F Information Table Entry Total:            63
Form 13F Information Table Value Total:      $777,545
                                          (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----
 2    ____________________   RSUI Indemnity Company

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 6/30/06

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
       --------------        -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
FRESH DEL MONTE PRODUCE INC  ORD            G36738105    2,150    124,525 SH              X            2      X
FRESH DEL MONTE PRODUCE INC  ORD            G36738105    1,005     58,175 SH              X            1      X
AT&T INC                     COM            00206R102    1,395     50,000 SH              X            1      X
ALEXANDER & BALDWIN INC      COM            014482103      885     20,000 SH              X            1      X
AMERICAN EXPRESS CO          COM            025816109    1,331     25,000 SH              X            1      X
AMERICAN INTL GROUP INC      COM            026874107    1,181     20,000 SH              X            1      X
AMERIPRISE FINL INC          COM            03076C106      223      5,000 SH              X            1      X
ANADARKO PETE CORP           COM            032511107   35,768    750,000 SH              X            2      X
ANADARKO PETE CORP           COM            032511107   11,922    250,000 SH              X            1      X
APACHE CORP                  COM            037411105   33,272    487,500 SH              X            2      X
APACHE CORP                  COM            037411105   11,091    162,500 SH              X            1      X
APPLERA CORP                 COM AP BIO GRP 038020903    1,618     50,000 SH              X            1      X
APPLIED MATLS INC            COM            038222105      814     50,000 SH              X            1      X
AUTODESK INC                 COM            052769106    1,034     30,000 SH              X            1      X
BELO CORP                    COM SER A      080555105      780     50,000 SH              X            1      X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    4,659      1,531 SH              X            1      X
BOEING CO                    COM            097023105    1,229     15,000 SH              X            1      X
BURLINGTON NORTHN SANTA FE C COM            12189T104  475,500  6,000,000 SH         X                 1      X
CATERPILLAR INC DEL          COM            149123101    2,234     30,000 SH              X            1      X
CHEVRON CORP NEW             COM            166764100   22,031    355,000 SH              X            2      X
CHEVRON CORP NEW             COM            166764100   15,205    245,000 SH              X            1      X
CHUBB CORP                   COM            171232101    1,497     30,000 SH              X            1      X
CIMAREX ENERGY CO            COM            171798101    6,450    150,000 SH              X            2      X
CIMAREX ENERGY CO            COM            171798101    4,300    100,000 SH              X            1      X
COCA COLA CO                 COM            191216100    1,076     25,000 SH              X            1      X
CONOCOPHILLIPS               COM            20825C104   34,731    530,000 SH              X            1      X
COSTCO WHSL CORP NEW         COM            22160K105    1,714     30,000 SH              X            1      X
DEERE & CO                   COM            244199105    1,252     15,000 SH              X            1      X
DEVON ENERGY CORP NEW        COM            25179M103   33,981    562,500 SH              X            2      X
DEVON ENERGY CORP NEW        COM            25179M103   11,327    187,500 SH              X            1      X
DISNEY WALT CO               COM DISNEY     254687106    1,350     45,000 SH              X            1      X
DISCOVERY HOLDING CO         CL A COM       25468Y107      161     11,000 SH              X            1      X
DOMINION RES INC VA NEW      COM            25746U109    3,590     48,000 SH              X            2      X
DOMINION RES INC VA NEW      COM            25746U109    1,795     24,000 SH              X            1      X
DOW CHEM CO                  COM            260543103      781     20,000 SH              X            1      X
DU PONT EI DE NEMOURS & CO   COM            263534109    1,248     30,000 SH              X            1      X
EXXON MOBIL CORP             COM            30231G102    1,841     30,000 SH              X            1      X
FEDEX CORP                   COM            31428X106    1,753     15,000 SH              X            1      X
FIFTH THIRD BANCOP           COM            316773100      739     20,000 SH              X            1      X
GENERAL ELECTRIC CO          COM            369604103      989     30,000 SH              X            1      X
INTEL CORP                   COM            458140100    1,330     70,000 SH              X            1      X
INTERNATIONAL BUSINESS MACHS COM            459200101      922     12,000 SH              X            1      X
INTUIT                       COM            461202103      605     10,000 SH              X            1      X
LAUDER ESTEE COS INC         CL A           518439104      967     25,000 SH              X            1      X
LIBERTY MEDIA HLDG CORP      INT COM SER A  53071M104      475     27,500 SH              X            1      X
LIBERTY MEDIA HLDG CORP      CAP COM SER A  53071M302      461      5,500 SH              X            1      X
LILLY ELI & CO               COM            532457108    1,658     30,000 SH              X            1      X
LINCOLN NATIONAL CORP IND    COM            534187109    1,014     17,963 SH              X            1      X
MAGNA INTL INC               CL A           559222401    4,797     66,650 SH              X            2      X
MAGNA INTL INC               CL A           559222401    2,400     33,350 SH              X            1      X
MANPOWER INC                 COM            56418H100    1,292     20,000 SH              X            1      X
MCCLATCHY CO                 COM            579489105      802     20,000 SH              X            1      X
MEDTRONIC INC                COM            585055106    1,408     30,000 SH              X            1      X
MICROSOFT CORP               COM            594918104    1,631     70,000 SH              X            1      X
MILLIPORE CORP               COM            601073109    1,260     20,000 SH              X            1      X
NEWS CORP LTD                SP ADR PFD     652487802    1,343     70,000 SH              X            1      X
NOBLE ENERGY INC             COM            655044105    1,406     30,000 SH              X            1      X
NORDSTROM INC                COM            655664100    1,460     40,000 SH              X            1      X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,348     25,000 SH              X            1      X
PROCTER & GAMBLE CO          COM            742718109    1,668     30,000 SH              X            1      X
SCHLUMBERGER LTD             COM            806857108    2,604     40,000 SH              X            1      X
SIGMA ALDRICH CORP           COM            826552101    1,090     15,000 SH              X            1      X
SONY CORP                    ADR NEW        835699307    1,101     25,000 SH              X            1      X
STATE STR CORP               COM            857477103      871     15,000 SH              X            1      X
TEXAS INSTRS INC             COM            882508104      606     20,000 SH              X            1      X
3M CO                        COM            88579Y101    1,615     20,000 SH              X            1      X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 6/30/06

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7    COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
       --------------        -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
UNIVISION COMMUNICATIONS INC CL A           914906102      670     20,000 SH              X            1      X
WACHOVIA CORP 2ND NEW        COM            929903102    1,082     20,000 SH              X            1      X
WAL MART STORES INC          COM            931142103    1,927     40,000 SH              X            1      X
WASHINGTON POST CO           CL B           939640108      585        750 SH              X            1      X
WEYERHAUSER CO               COM            962166104    1,245     20,000 SH              X            1      X
GRAND TOTAL                                            777,545 11,570,944